Capital Structure - Interests (Details)			12 Months Ended
	Dec. 31, 2014 USD ($) item shares	Nov. 04, 2014 USD ($) shares	Dec. 31, 2014 USD ($) item shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 shares	Jun. 30, 2015 shares	Jul. 08, 2011 USD ($) item shares
Class A-1
Class of Stock [Line Items]
Membership interests issued (in shares)	1,964,826		1,964,826			0
Aggregate capital balance | $	$ 19,648,000		$ 19,648,000
Membership interests outstanding (in shares)	1,964,826		1,964,826			0
Virtu Financial, LLC and subsidiaries
Class of Stock [Line Items]
Number of classes of members interests issued | item	3		3
Virtu Financial, LLC and subsidiaries | Class A-1
Class of Stock [Line Items]
Membership interests issued (in shares)	1,964,826		1,964,826	1,964,826
Aggregate capital balance | $	$ 19,648,000		$ 19,648,000	$ 19,648,000
Number of members that haves the right to call for redemption | item							3
Members interests granted (in shares)			0	0	0
Members interests forfeited (in shares)			0	0	0
Members interests distributed (in shares)			0	0	0
Members interests redeemed (in shares)			0	0	0
Membership interests outstanding (in shares)	1,964,826		1,964,826	1,964,826
Amount of unrecovered capital for entitlement of distributions of capital proceeds | $	$ 0		$ 0	$ 0
Virtu Financial, LLC and subsidiaries | Class A-1 | Silver Lake Member
Class of Stock [Line Items]
Redeemable interests issued (in shares)							25,000,000
Redeemable interests held (in shares)	7,381,224		7,381,224
Percentage of indirect ownership interest held in the entity	57.90%
Number of members can be appointed in Entity's board | item							1
Virtu Financial, LLC and subsidiaries | Class A-1 | Affiliate of Vincent Viola
Class of Stock [Line Items]
Membership interests issued (in shares)							1,964,826
Aggregate capital balance | $							$ 270,000,000
Virtu Financial, LLC and subsidiaries | Class A-1 | Temasek Member
Class of Stock [Line Items]
Redeemable interests transferred from one member to another member (in shares)	5,376,603
Number of members can be appointed in Entity's board | item							1
Number of members can be appointed in Entity's board by other members in consultation with Temasek member | item							1
Virtu Financial, LLC and subsidiaries | Class A-1 | SLT Member
Class of Stock [Line Items]
Redeemable interests transferred from one member to another member (in shares)	12,242,173
Percentage of indirect ownership interest held in the entity	42.10%
Virtu Financial, LLC and subsidiaries | Class A-2 capital interests
Class of Stock [Line Items]
Membership interests issued (in shares)	93,786,659		93,786,659	95,024,893
Membership interests outstanding (in shares)	93,786,659		93,786,659	95,024,893
Repurchase of capital interests (in shares)		1,452,667
Carrying value of repurchased capital interests | $		$ 1,400,000
Repurchase price of repurchased capital interests | $		6,000,000
Reduction in accumulated deficit due to excess of repurchase price over carrying value | $		$ 4,600,000
Amount of unrecovered capital for entitlement of distributions of capital proceeds | $	$ 0		$ 0	$ 0
Virtu Financial, LLC and subsidiaries | Class A-2 capital interests | Temasek Member
Class of Stock [Line Items]
Membership interests issued (in shares)	214,433		214,433
Member's interests transferred from one entity to another entity (in shares)	1,614,322
Virtu Financial, LLC and subsidiaries | Class A-2 profits interests
Class of Stock [Line Items]
Membership interests issued (in shares)	6,069,007		6,069,007	4,434,452
Members interests issued during the period (in shares)			1,992,556	2,223,814	1,705,704
Membership interests outstanding (in shares)	6,069,007		6,069,007	4,434,452
Virtu Financial, LLC and subsidiaries | Class B interests
Class of Stock [Line Items]
Non-voting interests vesting period			4 years
Percentage of capital proceeds issued	12.915%		12.915%	13.715%
Percentage of capital proceeds outstanding	12.915%		12.915%	13.715%